FLEXIBLE PREMIUM VARIABLE
                           LIFE INSURANCE CONTRACT
                                 ISSUED BY
                        LUTHERAN BROTHERHOOD VARIABLE
                         INSURANCE PRODUCTS COMPANY

                   Supplement to Prospectus Dated May 1, 1999



     In Contracts issued in the State of Maryland, the "Death Benefit Guarantee" described in this Prospectus is called a "No-Lapse Guarantee." For Maryland Contracts, references in this Prospectus to the Death Benefit Guarantee should be understood as references to the No-Lapse Guarantee.



                    For Use in the State of Maryland Only

October 4, 1999